Accumulated Other Comprehensive Income (Loss) - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Inputs Assets Quantitative Information [Line Items]
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, before Tax	$ 109	$ 58	$ 489	$ 525	$ 1,500	$ 3,900	$ 3,200
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI for Sale of Securities, Tax	$ 37	$ 20	$ 166	$ 179	$ 512	$ 1,317	$ 1,083